Charter arrangements (Tables)	12 Months Ended
Dec. 31, 2021
Charter arrangements [Abstract]
Shipping Revenues
The below table details the Company’s shipping revenues:

(Dollars in thousands)	2021	2020	2019
Time charter revenues*	$140,730	$182,663	$57,472
Voyage charter revenues	155,124	508,375	477,595
Shipping revenues	$295,853	$691,039	$535,068

*
Time charter revenue is presented in accordance with IFRS 16 Leases, while the portion of time charter revenue related to technical management services, equaling $36,384 thousand, $33,224 thousand and $14,826 thousand, for 2021, 2020 and 2019 respectively, is recognized in accordance with IFRS 15 Revenue from Contracts with Customers.

Vessel Employment
The following summarizes the Company’s vessel employment as of December 31, 2021

Vessel	Type of Employment	Expiry
VLCC
DHT Amazon	Time charter with profit sharing	Q2 2023
DHT Bauhinia	Spot
DHT Bronco	Spot
DHT China	Spot
DHT Colt	Time charter	Q3 2022
DHT Edelweiss	Spot
DHT Europe	Spot
DHT Falcon	Spot
DHT Hawk	Spot
DHT Harrier	Time charter	Q4 2024
DHT Jaguar	Spot
DHT Leopard	Spot
DHT Lion	Spot
DHT Lotus	Spot
DHT Mustang	Time charter	Q3 2022
DHT Opal	Spot
DHT Osprey	Spot
DHT Panther	Spot
DHT Peony	Spot
DHT Puma	Spot
DHT Redwood	Spot
DHT Scandinavia	Spot
DHT Stallion	Time charter	Q2 2022
DHT Sundarbans	Time charter with profit sharing	Q1 2022
DHT Taiga	Time charter with profit sharing	Q4 2022
DHT Tiger	Spot

Future Charter Payments
The future revenues expected to be received from the time charters (not including any potential profit sharing) for the Company’s vessels on existing charters as of the reporting date are as follows:

(Dollars in thousands) Year	Amount
2022	$53,118
2023	16,785
2024	10,039
Thereafter	—
Net charter payments	$79,942

Contract Balances
Contract balances and related disclosures have been included in the following places in the notes to the Company’s consolidated financial statements:

Note
Accounts receivable and accrued revenues	notes 8,9

Deferred shipping revenues relate to charter hire payments paid in advance. The year-end deferred shipping revenues balances have been recognized as revenue in the following years due to the short-term nature of the advances. The Company had not received any hire payments for future periods at year end December 31, 2018.

(Dollars in thousands)	2021	2020	2019
Deferred shipping revenues	$4,865	$16,236	$930

Capitalized voyage expenses

Voyage expenses are capitalized between the previous discharge port, or contract date if later, and the next load port and amortized between load port and discharge port. The closing balance of assets recognized from the costs to obtain or fulfil a contract was:

(Dollars in thousands)	2021	2020	2019
Capitalized voyage expenses	$1,395	$1,039	$4,151